Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Cash Flows
Net cash used in operating activities	$ (204,223)	$ (62,066)	$ (80,912)
Investing activities
Purchases of property, plant and equipment	(16,401)	(7,949)	(8,565)
Purchase of leasehold land	(355)	(11,631)
Refund/(payment) of leasehold land deposit	930	(2,326)
Deposits in short-term investments	(1,355,976)	(732,908)	(478,140)
Proceeds from short-term investments	921,364	629,373	597,044
Purchase of a warrant	(15,000)
Proceeds from divestment of an equity investee	159,118
Purchase of a subsidiary company			(8,080)
Cash acquired in purchase of a subsidiary company			16,769
Net cash (used in)/generated from investing activities	(306,320)	(125,441)	119,028
Financing activities
Proceeds from issuances of ordinary shares	717,319	318,934	251
Purchases of treasury shares	(27,309)	(12,904)	(346)
Dividends paid to non-controlling shareholders of subsidiaries	(9,894)	(1,462)	(1,282)
Repayment of loan to a non-controlling shareholder of a subsidiary	(579)
Proceeds from bank borrowings			26,807
Repayment of bank borrowings			(26,923)
Payment of issuance costs	(29,509)	(8,134)
Net cash generated from/(used in) financing activities	650,028	296,434	(1,493)
Net increase in cash and cash equivalents	139,485	108,927	36,623
Effect of exchange rate changes on cash and cash equivalents	2,427	5,546	(1,502)
Net increase in cash and cash equivalents, including effect of exchange rate changes	141,912	114,473	35,121
Cash and cash equivalents
Cash and cash equivalents at beginning of year	235,630	121,157	86,036
Cash and cash equivalents at end of year	377,542	235,630	121,157
Supplemental disclosure for cash flow information
Cash paid for interest	425	815	917
Cash paid for tax, net of refunds	5,014	5,940	3,249
Supplemental disclosure for non-cash activities
Increase in accrued capital expenditures	8,607	298	1,068
Vesting of treasury shares for LTIP	$ 1,450	$ 4,828	$ 944